Transactions and balances with related parties	12 Months Ended
Dec. 31, 2024
Transactions and balances with related parties
Transactions and balances with related parties

Note 23 – Transactions and balances with related parties

Balances with related parties

	December 31,
	2023	2024
Employee benefits liabilities	1,474	1,274

A.	Shareholders and other related parties’ benefits

	Year ended on December 31,
	2022	2023	2024
Salaries and related expenses- related parties employed by the Group (*)	10,185	11,818	7,522
Number of related parties	8	8	6
Compensation for directors not employed by the Group	374	408	42
Number of directors	7	8	12

(*)The figures include share-based payment expenses of $5,172 (2023: $6,692, 2022: $7,333)

B.	On April 22, 2021, the Company acquired 100% of the shares and voting interests in DeepCube. The founders of DeepCube are Mr. Eli David and Mr. Yaron Eitan (through his holding in Anaknu LLC (“Anaknu”), of which he is one of the shareholders). Mr. Eli David and Mr. Yaron Eitan were directors of DeepCube. Mr. Eli David also continued to work at DeepCube after the acquisition, in the role of Chief Technology Officer. In February 2025, Eli David’s contract was terminated.

For the sale of their holdings in the company, the founders received the following consideration (Mr. Eli David and Anaknu in aggregate):

1.	Cash payments - $19,420.
2.	Payment in equity instruments to Anaknu 1,339 thousand ordinary shares with a fair value of $11,682. Those shares were entitled to a share price protection mechanism for a period of 12 months. In April 2022 an amount of $3,661 was paid with regards to this price protection mechanism.
3.	Post-acquisition compensation cost 892 thousand ordinary shares, with a share price protection mechanism for a period of 12 to 36 months, subject to conditions related to the continued employment of Mr. Eli David. These shares were not taken into account as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, was estimated at the transaction date at $7,756.

For the year ended December 31, 2024, $365 (2023: $1,190, 2022: $3,286) of share-based compensation was recognized as share-based payment expenses.

C.	During 2022, the Company granted 285,000 RSUs to directors and 1,770,000 RSUs to officers of the company. In addition, the Company granted options to purchase 400,000 ADSs to an officer of the Company at an exercise price of $3.79 per ADS and replaced options to purchase 3,241,737 ADSs granted before to certain officers and directors of the Company with 1,620,869 RSUs.
D.	During 2023, the Company granted 270,000 RSUs to directors and 1,700,000 RSUs to officers of the company. In addition, the Company changed the vesting terms of options to purchase 1,000,000 ADSs granted to an officer of the Company.
E.	In 2023, Mr. Yoav Stern exercised 4,816,282 warrants into 3,559,073 shares.
F.	During 2024, the Company granted 266,000 RSUs to directors and 1,500,000 RSUs to an officer of the company.

For additional information regarding share-based payments transactions with officers and directors see note 19.